[Illustration of Acorn, Column, Graduation Cap and Handshake]


Galaxy Institutional Government Money Market Fund

Galaxy Funds


Semi-Annual Report
April 30, 1999



Galaxy Institutional Government
Money Market Fund

[GALAXY FUNDS LOGO]

Institutional Government Money Market Fund


Portfolio of Investments
April 30, 1999 (unaudited)


 PAR VALUE                                                          VALUE
 ---------                                                          -----
              U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 83.80%

                  Federal Home Loan Mortgage Corporation - 27.02%

$  8,000,000      4.80%, 05/06/99 (A) .......................... $  7,994,667
   7,000,000      4.75%, 05/14/99 (A) ..........................    6,987,993
   8,000,000      4.76%, 05/20/99 (A) ..........................    7,979,902
   6,116,000      4.73%, 06/15/99 (A) ..........................    6,079,839
   8,000,000      4.69%, 06/21/99 (A) ..........................    7,946,847
   8,000,000      4.71%, 07/12/99 (A) ..........................    7,924,640
  10,000,000      4.73%, 08/27/99 (B) ..........................    9,995,340
                                                                 ------------
                                                                   54,909,228
                                                                 ------------

                  Federal National Mortgage Association (A) - 26.81%

   7,000,000      4.75%, 05/10/99     ..........................    6,991,688
   7,000,000      4.74%, 05/11/99     ..........................    6,990,783
   8,000,000      4.76%, 05/19/99     ..........................    7,980,960
   7,000,000      4.81%, 05/24/99     ..........................    6,978,511
   6,500,000      4.62%, 06/07/99     ..........................    6,469,136
   4,247,000      4.70%, 06/18/99     ..........................    4,220,385
   8,000,000      4.70%, 07/07/99     ..........................    7,930,022
   7,000,000      4.72%, 07/13/99     ..........................    6,933,073
                                                                 ------------
                                                                   54,494,558
                                                                 ------------

                  Federal Home Loan Bank - 25.05%

   5,000,000      4.68%, 05/05/99 (A) ..........................    4,997,400
  15,000,000      4.72%, 05/07/99 (A) ..........................   14,988,202
   9,000,000      4.74%, 05/21/99 (A) ..........................    8,976,325
   8,000,000      4.68%, 06/11/99 (A) ..........................    7,957,360
   5,000,000      4.76%, 09/08/99 (B) ..........................    4,998,942
   9,000,000      5.16%, 03/08/00     ..........................    8,993,356
                                                                 ------------
                                                                   50,911,585
                                                                 ------------

                 Federal Farm Credit Bank (B) - 4.92%

  10,000,000      4.60%, 05/03/99     ..........................    9,999,915
                                                                 ------------
                 Total U.S. Government and Agency Obligations ..  170,315,286
                                                                 ------------
                 (Cost $170,315,286)

REPURCHASE AGREEMENT - 18.08%

  36,755,000     Repurchase Agreement with:
                 Goldman Sachs
                 4.90%, 05/03/99, dated 04/30/99
                 Repurchase Price $36,770,008
                 (Collateralized by U.S. Treasury Notes
                 5.500%, Due 08/15/28
                 Total Par $38,119,000
                 Market Value $37,490,383) .....................   36,755,000
                                                                 ------------
                 Total Repurchase Agreement  ...................   36,755,000
                                                                 ------------
                 (Cost $36,755,000)


                       See Notes to Financial Statements.
                                        1

Institutional Government Money Market Fund

April 30, 1999 (unaudited)

    Shares                                                          Value
    ------                                                          -----
INVESTMENT COMPANY - 0.08%

  161,284        Federated U.S. Treasury Cash Reserve ..........    $    161,284
                                                                    ------------
                 Total Investment Company ......................         161,284
                                                                    ------------
                 (Cost $161,284)

Total Investments - 101.96% ....................................     207,231,570
                                                                    ------------
(Cost $207,231,570)*

Net Other Assets and Liabilities - (1.96)% .....................      (3,990,939)
                                                                    ------------
Net Assets - 100.00% ...........................................    $203,240,631
                                                                    ============

__________________________
*    Aggregate cost for Federal tax purposes.
(A)  Discount yields at time of purchase.
(B) Interest is reset at various time intervals. The interest rate shown reflects the rate in effect at April 30, 1999.






                       See Notes to Financial Statements.

Institutional Government Money Market Fund


Statement of Assets and Liabilities
April 30, 1999 (unaudited)

ASSETS:
  Investments
    Investments at amortized cost (Note 2) .....................  $  170,476,570
    Repurchase agreement .......................................      36,755,000
                                                                  --------------
      Total Investments at value ...............................     207,231,570
  Receivable for shares sold ...................................          69,387
  Interest and dividend receivable .............................         339,744
                                                                  --------------
      Total Assets .............................................     207,640,701
                                                                  --------------

LIABILITIES:
  Dividends payable ............................................         778,462
  Payable for shares repurchased ...............................       3,565,401
  Advisory fee payable (Note 3) ................................          13,330
  Payable to Administrator (Note 3) ............................           6,156
  Trustees' fees and expenses payable (Note 3) .................           8,348
  Payable to custodian .........................................           6,337
  Accrued expenses and other payables ..........................          22,036
                                                                  --------------
      Total Liabilities ........................................       4,400,070
                                                                  --------------
NET ASSETS .....................................................  $  203,240,631
                                                                  ==============

NET ASSETS consist of:
  Par value (Note 5) ...........................................  $      203,241
  Paid-in capital in excess of par value .......................     203,037,392
  Undistributed net investment income ..........................           5,152
  Accumulated net realized (loss) on investments sold ..........          (5,154)
                                                                  --------------
TOTAL NET ASSETS ...............................................  $  203,240,631
                                                                  ==============

Shares of beneficial interest outstanding ......................     203,240,633
                                                                  --------------

NET ASSET VALUE,
  offering and redemption price per share
  (Net Assets / Shares Outstanding) ............................  $         1.00
                                                                  ==============


                       See Notes to Financial Statements.

Institutional Government Money Market Fund


Statement of Operations
For the six months ended April 30, 1999 (unaudited)


INVESTMENT INCOME:
  Interest (Note 2) ............................................    $  5,636,494
  Dividends (Note 2) ...........................................           3,432
                                                                    ------------
     Total investment income ...................................       5,639,926
                                                                    ------------

EXPENSES:
  Investment advisory fee (Note 3) .............................         227,791
  Administration fee (Note 3) ..................................         102,506
  Custodian fee ................................................          10,333
  Fund accounting fee (Note 3) .................................          18,668
  Legal fee (Note 3) ...........................................           3,417
  Audit fee ....................................................           6,833
  Transfer agent fee (Note 3) ..................................           2,480
  Trustees' fees and expenses (Note 3) .........................           2,080
  Reports to shareholders ......................................           1,213
  Miscellaneous ................................................          14,940
                                                                    ------------
    Total expenses before reimbursement/waiver (Note 4) ........         390,261
                                                                    ------------
    Less: reimbursement/waiver (Note 4) ........................        (163,293)
                                                                    ------------
    Total expenses net of reimbursement/waiver .................         226,968
                                                                    ------------
NET INVESTMENT INCOME ..........................................       5,412,958
                                                                    ------------

NET REALIZED GAIN ON INVESTMENTS SOLD (Note 2) .................              --
                                                                    ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........    $  5,412,958
                                                                    ============


                       See Notes to Financial Statements.

Institutional Government Money Market Fund


Statement of Changes in Net Assets

                                                                 Six months ended
                                                                  April 30, 1999           Year ended
                                                                   (unaudited)          October 31, 1998
                                                                   -------------           ------------
NET ASSETS at beginning of period                                  $ 200,319,062           $175,140,909
                                                                   -------------           ------------

Increase in Net Assets resulting from operations:
  Net investment income ........................................       5,412,958              7,840,721
  Net realized gain on investments sold ........................              --                 27,132
                                                                   -------------           ------------
    Net increase in net assets resulting from operations .......       5,412,958              7,867,853
                                                                   -------------           ------------

Dividends to shareholders from:
  Net investment income ........................................      (5,412,958)            (7,840,539)
                                                                   -------------           ------------

Share Transactions:
  Net proceeds from sales of shares ............................     286,906,297            560,841,497
  Issued to shareholders in reinvestment of dividends ..........         827,746                367,790
  Cost of shares repurchased ...................................    (284,812,474)          (536,058,448)
                                                                   -------------           ------------
    Net increase from share transactions .......................       2,921,569             25,150,839
                                                                   -------------           ------------

    Net increase in net assets .................................       2,921,569             25,178,153
                                                                   -------------           ------------

NET ASSETS at end of period (including line A) .................   $ 203,240,631           $200,319,062
                                                                   =============           ============

(A) Undistributed net investment income ........................   $      5,152            $      5,152
                                                                   =============           ============

OTHER INFORMATION:
Share Transactions:
  Sold .........................................................     286,906,297            560,841,497
  Issued to shareholders in reinvestment of dividends ..........         827,746                367,790
  Repurchased ..................................................    (284,812,474)          (536,058,448)
                                                                   -------------           ------------
  Net increase in shares outstanding ...........................       2,921,569             25,150,839
                                                                   =============           ============


                       See Notes to Financial Statements.

Institutional Government Money Market Fund(1)


Financial Highlights
For a share outstanding throughout each period

                                                        Six months ended                       Years ended October 31,
                                                          April 30, 1999  ---------------------------------------------------------
                                                            (unaudited)     1998         1997        1996        1995       1994
                                                            ----------    ---------    ---------    --------    --------   --------
Net Asset Value, Beginning of Period ..................         $ 1.00    $    1.00    $    1.00    $   1.00    $   1.00   $   1.00
                                                             ---------    ---------    ---------    --------    --------   --------
Income from Investment Operations:
  Net investment income (A) ...........................           0.02         0.05         0.05        0.05        0.05       0.04
  Net realized and unrealized gain (loss)
    on investments ....................................             --           --           --          --          --         --
                                                             ---------    ---------    ---------    --------    --------   --------
    Total from Investment Operations ..................           0.02         0.05         0.05        0.05        0.05       0.04
                                                             ---------    ---------    ---------    --------    --------   --------
Less Dividends:
  Dividends from net investment income ................          (0.02)       (0.05)       (0.05)      (0.05)      (0.05)     (0.04)
  Dividends from net realized capital gains ...........             --           --           --           --         --         --
                                                             ---------    ---------    ---------    --------    --------   --------
    Total Dividends ...................................          (0.02)       (0.05)       (0.05)      (0.05)      (0.05)     (0.04)
                                                             ---------    ---------    ---------    --------    --------   --------
Net increase (decrease) in net asset value ............             --           --           --          --          --         --
                                                             ---------    ---------    ---------    --------    --------   --------
Net Asset Value, End of Period ........................         $ 1.00    $    1.00    $    1.00    $   1.00    $   1.00   $   1.00
                                                             =========    =========    =========    ========    ========   ========

Total Return ..........................................           2.38%**      5.32%        5.09%       5.12%       5.53%      3.56%

Ratios/Supplemental Data:
Net Assets, End of Period (000's) .....................      $ 203,241    $ 200,319    $ 175,141    $500,927    $506,692   $326,225
Ratios to average net assets:
  Net investment income including
    reimbursement/waiver ..............................           4.75%*       5.17%        4.94%      5.00%        5.38%      3.63%
  Operating expenses including reimbursement/waiver ...           0.20%*       0.20%        0.19%      0.19%        0.17%      0.17%
  Operating expenses excluding reimbursement/waiver ...           0.34%*       0.36%        0.33%      0.33%        0.33%      0.39%

_______________________________________
*   Annualized.
**  Not Annualized.
(1) The Fund was formerly known as the Institutional Treasury Money Market
    Fund.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for the six months ended April 30, 1999 (unaudited) and the years ended October 31, 1998, 1997, 1996, 1995 and 1994 were $0.02, $0.05, $ 0.05, $0.05, $ 0.05 and $ 0.04, respectively.


                       See Notes to Financial Statements.

Notes to Financial Statements (unaudited)


1.    Organization

   The Galaxy Fund, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end management investment company. As of the date of this report, the Trust offered twenty-nine managed investment portfolios. The accompanying financial statements and financial highlights are those of the Institutional Government Money Market Fund (formerly known as the Institutional Treasury Money Market
Fund) (the "Fund") only.


2.    Significant Accounting Policies

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Fund in the preparation of the financial statements.

   Portfolio Valuation: Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

   Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income is recorded on the accrual basis.

   Dividends to Shareholders: Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

   Income dividends and capital gain dividends are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

   Federal Income Taxes: The Trust treats the Fund as a separate entity for federal income tax purposes. The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending October 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains, and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is recorded.

   Expenses: The Trust accounts separately for the assets, liabilities and operations of the Fund. Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund of the Trust are allocated among the respective funds.

   Repurchase Agreements: The Fund may engage in repurchase agreement transactions with institutions that the Trust's investment advisor has determined are creditworthy pursuant to guidelines established by the Trust's Board of Trustees. Each repurchase agreement transaction is recorded at cost plus accrued interest. The Fund requires that the securities collateralizing a repurchase agreement transaction be transferred to the Trust's custodian in a manner that is intended to enable the Fund to obtain those securities in the event of a counterparty default. The value of the collateral securities is monitored daily to ensure that the value of the collateral, including accrued interest, equals or exceeds the repurchase price. Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.


3.    Investment Advisory, Administration and Other Fees

   The Trust and Fleet Investment Advisors Inc. (the "Investment Advisor"), an indirect wholly-owned subsidiary of Fleet Financial Group, Inc., are parties to an investment advisory agreement under which the Investment Advisor provides advisory services for a fee, computed daily and paid monthly, at the annual rate of 0.20% of the average daily net assets of the Fund (see Note 4).

   The Trust and First Data Investor Services Group, Inc. ("Investor Services Group"), a wholly-owned subsidiary of First Data Corporation, are parties to an administration agreement under which Investor Services Group (the "Administrator") provides services for a fee, computed daily and paid monthly, at the annual rate, effective September 10, 1998, of 0.09% of the first $2.5 billion of the combined average daily net assets of the

Notes to Financial Statements


Fund and the other funds offered by the Trust (whose financial statements are provided in separate reports), 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets and 0.0575% of combined average daily net assets in excess of $18 billion. Prior to September 10, 1998, Investor Services Group received administration fees at the annual rate of 0.09% of the first $2.5 billion of combined average daily net assets of the Fund and the other funds offered by the Trust, 0.085% of the next $2.5 billion of combined average daily net assets and 0.075% of combined average daily net assets over $5 billion.

   In addition, Investor Services Group also provides certain fund accounting, custody administration and transfer agency services pursuant to certain fee arrangements. In accordance with such fee arrangements, Investor Services Group compensates the Trust's custodian bank, The Chase Manhattan Bank, for its services.

   First Data Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of Investor Services Group and an indirect wholly-owned subsidiary of First Data Corporation, acts as the distributor of the Trust's shares.

   Certain officers of the Trust may be officers of the Administrator. Such officers receive no compensation from the Trust for serving in their respective roles. No officer, director or employee of the Investment Advisor serves as an officer, trustee or employee of the Trust. Effective March 5, 1998, each Trustee is entitled to receive for services as a trustee of the Trust, The Galaxy VIP Fund ("VIP") and Galaxy Fund II ("Galaxy II") an aggregate fee of $40,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. Prior to March 5, 1998, each trustee was entitled to receive for services as a Trustee of the Trust, VIP and Galaxy II an aggregate fee of $29,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. The Chairman of the Boards of Trustees and the President and Treasurer of the Trust, VIP and Galaxy II are also entitled to additional fees for their services in these capacities. These fees are allocated among the funds of the Trust, VIP and Galaxy II based on their relative net assets.

   In addition, each Trustee is eligible to participate in The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan (the "Plan"), an unfunded, non-qualified deferred compensation plan. The Plan allows each trustee to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

   Expenses for the six months ended April 30, 1999 include legal fees paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.


4.    Waiver of Fees and Reimbursement of Expenses

   The Investment Advisor and Administrator voluntarily agreed to waive a portion of their fees and/or to reimburse certain expenses so that total expenses of the Fund would not exceed certain expense limitations. For the six months ended April 30, 1999, the Investment Advisor and Administrator waived fees totaling $113,896 and $45,558, respectively, and the Investment Advisor reimbursed expenses of $3,839 with respect to the Fund. The Investment Advisor and Administrator, at their discretion, may revise or discontinue the voluntary fee waivers and/or expense reimbursements at anytime.


5.    Shares of Beneficial Interest

   The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest in the Fund, each with a par value of $0.001. The Trust's shares are classified into thirty classes of shares consisting of one or more series of shares including: Class S - Institutional Government Money Market Fund.


6.    Capital Loss Carryforward

   As of October 31, 1998, the Fund had capital loss carryforwards of $5,154 expiring in 2004.

Notes to Financial Statements


7.   Change of Accountants

On January 13, 1999, the Trust dismissed PricewaterhouseCoopers LLP ("PwC") as the Fund's independent auditors by action of the Trust's Board of Trustees upon the recommendation of a Special Committee of the Board. PwC's reports on the Fund's financial statements for the fiscal years ended October 31, 1998 and October 31, 1997 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended October 31, 1998 and October 31, 1997 and the interim period commencing November 1, 1998 and ending January 13, 1999, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Fund's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On January 13, 1999, the Trust by action of its Board of Trustees upon the recommendation of a Special Committee of the Board engaged Ernst & Young LLP ("E&Y") as the independent auditors to audit the Funds financial statements for the fiscal year ending October 31, 1999. During the Fund's fiscal years ended October 31, 1998 and October 31, 1997 and the interim period commencing November 1, 1998 and ending January 13, 1999, neither the Trust, the Fund nor anyone on their behalf has consulted E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

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                                                          --------------------
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                                                           U. S. POSTAGE PAID
                                                           PERMIT NO. 105
                                                           NORTH READING, MA
[GALAXY FUNDS LOGO]   4400 Computer Drive                 --------------------
                      P.O. Box 5108


                      Westborough, MA 01581-5108










SAINSMM (7/1/99)